Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes (Textual)
Stock owned by residents of company	More than 50%
Federal income tax		$ 5	$ 23